Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) m²	Dec. 31, 2023 USD ($) m²	Mar. 07, 2023 m²	May 02, 2022 m²	Dec. 31, 2021 m²
Property, Plant and Equipment [Line Items]
Depreciation expense | $	$ 127,000	$ 20,000
Area of capitalized leasing rights from israel land administration	16,880	16,880
Plant area			12,000	11,100
Extension option for lease with israel land administration	49 years	49 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Cost of facilities, machinery and equipment | $	$ 1,853,000	$ 142,600
Plant area					14,880
Leasehold improvements [member]
Property, Plant and Equipment [Line Items]
Depreciation expense | $	$ 128,000
Plant [Member]
Property, Plant and Equipment [Line Items]
Plant area					14,880